Selling, General and Administrative Expenses (Tables)	6 Months Ended
Sep. 30, 2025
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Summary of Selling, General and Administrative Expenses
The major selling, general and administrative expenses for the six months ended September 30, 2024 and 2025 are as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Personnel expenses	¥180,611	¥196,094
IT-related Expenses	¥27,457	¥29,937